Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Taxes
Schedule of Company's provision for (recovery of) income taxes differs from the amount that is computed by applying the combined federal and state statutory income tax rate

The Company’s provision for (recovery of) income taxes differs from the amount that is computed by applying the combined federal and state statutory income tax rate of 27.7% and 26.0% for the years ended September 30, 2021 and 2020 respectively in the US to the Company’s net income (loss) before income tax expense (recovery) as follows:

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Loss from continuing operations before income taxes	$(9,329)	$(3,575)
Expected income tax recovery (Statutory income tax rate of 27.7% and 26.0%, respectively)	(2,586)	(930)
Difference in foreign tax rates	86	(39)
Tax rate changes and other adjustments	(614)	(729)
Stock-based compensation	2,964	800
State taxes - US	645	128
Prior period adjustments	—	(207)
FX adjustments	—	(182)
Share issuance cost booked through equity	—	(843)
Deferred tax assets not recognized (recognized)	150	2,130
Tax benefit from losses previously unrecognized	(3,800)	—
Current tax provision	$(3,155)	$128

Summary of components of deferred tax

The following table summarizes the components of deferred tax:

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Net operating losses - US	$6,312	$3,170
Lease liabilities	—	735
Deferred Tax Liabilities
Property, plant and equipment - US	(6,015)	(3,889)
Prepaid assets - US	—	(16)
Obsolescense reserve - US	(10)	—
Cash to accrual adjustment temporary - US	(287)	—
Net deferred taxes	$—	$—

Schedule of Deferred tax assets and liabilities offset related to income taxes

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Year Ended
September 30,
2021
Balance at beginning of year	$—
Recognized in profit/loss	(3,800)
Recognized in goodwill	3,800
Balance at end of year	$—

Schedule of Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying number of assets and liabilities

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying number of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Intangible asset - Canada	$200	$205
Intangible asset - United States	984	11,247
Allowance for bad debts - United States	3,851	17,777
Net capital losses carried forward - Canada	1,042	995
Non-capital losses - United States	2,345	—
Share issuance costs - Canada	1,855	2,431
Non-capital losses - Canada	26,911	23,783
Other temporary differences	6,448	3,301
	$43,636	$59,739

Schedule of Company's Canadian non-capital income tax losses expire

The Company’s Canadian non-capital income tax losses expire as follows:

2027	$722
2028	75
2029	41
2030	192
2031	293
2032	334
2033	1,730
2034	9,334
2035	901
2036	2,412
2037	1,150
2038	1,533
2039	3,517
2040	2,664
2041	2,013
$26,911